August 7, 2015

Deborah O’Neal-Johnson, Esquire
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  T. Rowe Price Index Trust, Inc. (“Registrant”)

  consisting of the following series:

   T. Rowe Price Total Equity Market Index Fund

 File Nos.: 033-32859/811-5986

Dear Ms. O’Neal Johnson:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned fund’s sticker dated July 29, 2015. The sticker updates the current prospectus of the above-referenced fund.

The purpose of the sticker is to notify investors of a change to the all-inclusive management fee rate.

The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the prospectus sticker filed under Rule 497 on July 29, 2015.

Please contact me at 410-345-4981, or in my absence, Brian R. Poole, at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman